ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
Group's Subsidaries

As of December 31, 2011, the Group’s subsidiaries were as follows:

Subsidiaries	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of beneficial ownership

VanceInfo Creative Software Technology Ltd. (“VanceInfo Beijing”)	July 2, 2004	PRC	100%
VanceInfo Creative Software Technology Ltd. (“VanceInfo BVI”)	August 6, 2004	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 25, 2004	Japan	99.9%
VanceInfo Technologies Inc. (“VanceInfo US”)	November 29, 2005	United States of America (“US”)	100%
VanceInfo Technologies Limited (“VanceInfo Hong Kong”)	March 27, 2007	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”, formerly name “Shanghai Solutions Software Co., Ltd.” )	May 29, 2007	PRC	100%
Beijing Chosen Technology Co., Ltd. (“Chosen”)	July 31, 2007	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 15, 2007	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	September 9, 2008	PRC	100%
VanceInfo Malaysia Inc. Sdn. Bhd	October 9, 2008	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	October 28, 2008	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	December 19, 2008	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	July 2, 2009	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	July 2, 2009	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	July 2, 2009	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	July 2, 2009	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	July 2, 2009	PRC	100%
VanceInfo Financial Service Limited (“VanceInfo Financial Service”, formerly named “Link Result Limited”)	July 2, 2010	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”, formerly named “A-IT (Shanghai) Software Services Co., Ltd.”)	July 2, 2010	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	January 4, 2011	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology (Shenzhen) Limited (“Lifewood Shenzhen”)	April 1, 2011	PRC	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	April 1, 2011	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”, formerly named “Salsatec Corporation Pty. Ltd.” )	July 1, 2011	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	August 1, 2011	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	August 1, 2011	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	August 12, 2011	Singapore	100%
VanceInfo Financial Solutions Limited. (“VanceInfo Financial Solutions”)	September 9, 2011	BVI	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 11, 2011	PRC	100%